RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties
Name of related party	As of December 31, 2011	As of December 31, 2012
Wuxi Eastar Co., Ltd., company controlled by Mr. Piao’s family	148	2,294
	$148	$2,294

Schedule of amounts due to related parties

Name of related party	As of December 31, 2011	As of December 31, 2012
Wuxi Quanhua Material Co., Ltd. (“WXQH”), company controlled by Mr. Piao’s family	$891	$1,126
Wuxi Bright Wanbang, equity investment of the Company	961	527
XuyiAihua Oil Pipe Anticorrosive Product Co., Ltd. (“XYAH”), company controlled by Mr. Piao’s family	1,486	1,869
Wuxi Longhua Steel Pipes Company Limited (“WXLH”), company controlled by Mr. Piao	11,110	—
Liaoning Daxing Steel Pipes Co., Ltd. and related companies, group of companies controlled by non-controlling investors of subsidiaries (“Liaoning Daxing Group”)	3,491	218
	$17,939	$3,740

Schedule of sale of goods to related parties
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Bright Wanbang	$2,326	$3,351	$875
Wuxi Eastar Co., Ltd	—	12	10,535

Schedule of sales of waste materials to related parties

	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Aihua Chemical Co., Ltd. (“WXAH”), company controlled by Mr. Piao’s family	$13	$19	$15
Liaoning Daxing Group	—	19	—

Schedule of purchase of goods from related parties
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
XYAH	$2,053	$3,069	$2,676
Wuxi Bright Wanbang	—	—	1,046
Wuxi Eastar Co., Ltd	—	—	20,018

Schedule of purchase of property, plant and equipment from related parties
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Eastar Co., Ltd	$20,530	$6,307	$2,837
Liaoning Daxing Group	4,173	16	—

Schedule of sale of property, plant and equipment to related parties
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Bright Wanbang	$—	$—	$7
Liaoning Daxing Group	—	30	—

Schedule of transportation charges
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
WXQH	$1,082	$1,665	$1,744
Liaoning Daxing Group	176	528	225

Schedule of rental of premises and vehicles
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
WXLH	$805	$844	$119
Liaoning Daxing Group	23	41	—

Schedule of electricity charges
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Liaoning Daxing Group	$127	$—	$—

Schedule of antirust service charges
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Liaoning Daxing Group	$—	$108	$—

Schedule of anticorrosion service charges
	Year ended
Name of related party	December 31, 2010	December 31, 2011	December 31, 2012
Wuxi Bright Wanbang	$3,301	$6,371	$2,631